Taxes - Prepaid taxes (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Taxes
Prepaid corporation income tax	$ 0	$ 356,121
Prepaid value-added tax	2,249,606	2,040,228
Total	$ 2,249,606	$ 2,396,349